Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLBX
Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLEX
Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMTX
Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMZX
Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMQX
Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMRX
Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMEX
Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMJX
Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund | H-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLFX
Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMFX
Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund | H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMSX
Commodities Strategy Fund (Second Prospectus Summary) | Commodities Strategy Fund | H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMBX
Long/Short Commodities Strategy Fund (Third Prospectus Summary) | Long/Short Commodities Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYITX
Managed Futures Strategy Fund (Third Prospectus Summary) | Managed Futures Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIFX
Multi-Hedge Strategies Fund (Third Prospectus Summary) | Multi-Hedge Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIMX
Long/Short Commodities Strategy Fund (Fourth Prospectus Summary) | Long/Short Commodities Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYSX
Managed Futures Strategy Fund (Fourth Prospectus Summary) | Managed Futures Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYMX

Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund
LONG/SHORT COMMODITIES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Long/Short Commodities Strategy Fund	A-Class	C-Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Long/Short Commodities Strategy Fund		A-Class	C-Class
Management Fees of the Fund and Subsidiary		1.06%	1.06%
Distribution (12b-1) and Shareholder Service Fees		0.25%	1.00%
Other Expenses of the Fund		0.75%	0.74%
Other Expenses of the Subsidiary		0.03%	0.03%
Other Expenses		0.78%	0.77%
Total Annual Fund Operating Expenses		2.09%	2.83%
Fee Waiver	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver		1.93%	2.67%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Long/Short Commodities Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class	662	1,052	1,467	2,622
C-Class	370	829	1,415	3,003

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Long/Short Commodities Strategy Fund C-Class	270	829	1,415	3,003

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCItm Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2010) 12.49%   (quarter ended 6/30/2010) -11.02%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Long/Short Commodities Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class	A-CLASS Return Before Taxes	10.02%	3.86%	Jun 25, 2009
A-Class After Taxes on Distributions	A-CLASS Return After Taxes on Distributions	7.22%	2.11%	Jun 25, 2009
A-Class After Taxes on Distributions and Sales	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares	6.45%	2.27%	Jun 25, 2009
C-Class	C-CLASS Return Before Taxes	13.70%	6.43%	Jun 25, 2009
C-Class After Taxes on Distributions	C-CLASS Return After Taxes on Distributions	10.74%	4.62%	Jun 25, 2009
C-Class After Taxes on Distributions and Sales	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares	8.84%	4.40%	Jun 25, 2009
JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	20.34%	13.02%	Jun 25, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG/SHORT COMMODITIES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCItm Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The figures in the bar chart do not reflect sales charges. If they did, returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2010) 12.49%   (quarter ended 6/30/2010) -11.02%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.02%)
Long/Short Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.75%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,052
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,467
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,622
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | A-Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | A-Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.74%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	370
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,003
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,003
Annual Return 2010	rr_AnnualReturn2010	14.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | C-Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | C-Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund
MANAGED FUTURES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Managed Futures Strategy Fund	A-Class	C-Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managed Futures Strategy Fund		A-Class	C-Class
Management Fees of the Fund and Subsidiary		0.97%	0.97%
Distribution (12b-1) and Shareholder Service Fees		0.25%	1.00%
Other Expenses of the Fund		0.81%	0.81%
Other Expenses of the Subsidiary		0.01%	0.01%
Other Expenses		0.82%	0.82%
Total Annual Fund Operating Expenses		2.04%	2.79%
Fee Waiver	[1]	0.07%	0.07%
Total Operating Expenses After Fee Waiver		1.97%	2.72%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Managed Futures Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class	665	1,064	1,487	2,662
C-Class	375	844	1,440	3,051

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Managed Futures Strategy Fund C-Class	275	844	1,440	3,051

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.00%   (quarter ended 9/30/2008) -6.68%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Managed Futures Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class	A-CLASS Return Before Taxes	(8.42%)	0.50%	Mar 2, 2007
A-Class After Taxes on Distributions	A-CLASS Return After Taxes on Distributions	(8.42%)	0.24%	Mar 2, 2007
A-Class After Taxes on Distributions and Sales	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares	(5.47%)	0.32%	Mar 2, 2007
C-Class	C-CLASS Return Before Taxes	(5.53%)	1.03%	Mar 2, 2007
C-Class After Taxes on Distributions	C-CLASS Return After Taxes on Distributions	(5.53%)	0.77%	Mar 2, 2007
C-Class After Taxes on Distributions and Sales	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares	(3.59%)	0.77%	Mar 2, 2007
S&P Diversified Trends Indicator	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)	(2.82%)	2.28%	Mar 2, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGED FUTURES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The figures in the bar chart do not reflect sales charges. If they did, returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.00%   (quarter ended 9/30/2008) -6.68%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.68%)
Managed Futures Strategy Fund | S&P Diversified Trends Indicator
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.81%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,064
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,487
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,662
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | A-Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | A-Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.81%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	375
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,051
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	275
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	844
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,440
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,051
Annual Return 2008	rr_AnnualReturn2008	7.72%
Annual Return 2009	rr_AnnualReturn2009	(4.96%)
Annual Return 2010	rr_AnnualReturn2010	(4.57%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | C-Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | C-Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund
MULTI-HEDGE STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Multi-Hedge Strategies Fund (the "Fund") seeks
long-term capital appreciation with less risk than traditional equity funds.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Multi-Hedge Strategies Fund	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Hedge Strategies Fund		A	C
Management Fees of the Fund and Subsidiary		1.30%	1.30%
Distribution (12b-1) and Shareholder Service Fees		0.25%	1.00%
Other Expenses of the Fund		none	none
Other Expenses of the Subsidiary		0.02%	0.02%
Short Dividend Expenses		1.98%	2.09%
Other Expenses		2.00%	2.11%
Acquired Fund Fees and Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses		3.68%	4.54%
Fee Waiver	[1]	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		3.53%	4.39%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Multi-Hedge Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	814	1,506	2,219	4,095
C	540	1,329	2,229	4,526

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	Expense Example, With No Redemption, No Expense Reimbursement, 10 Years
Multi-Hedge Strategies Fund C	440	1,329	2,229	4,526

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 993% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund pursues multiple investment styles or
mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies - Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and
leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the
Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.
The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and corporate debt. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2010) 4.49%   (quarter ended 12/31/2008) -10.61%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Multi-Hedge Strategies Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A-CLASS Return Before Taxes		0.28%	(2.41%)	(2.31%)	Sep 19, 2005
A After Taxes on Distributions	A-CLASS Return After Taxes on Distributions		0.28%	(2.81%)	(2.72%)	Sep 19, 2005
A After Taxes on Distributions and Sales	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares		0.18%	(2.23%)	(2.15%)	Sep 19, 2005
C	C-CLASS Return Before Taxes		3.52%	(2.20%)	(2.14%)	Sep 19, 2005
C After Taxes on Distributions	C-CLASS Return After Taxes on Distributions		3.52%	(2.61%)	(2.55%)	Sep 19, 2005
C After Taxes on Distributions and Sales	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares		2.29%	(2.05%)	(2.00%)	Sep 19, 2005
HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	5.19%	0.84%	1.10%	Sep 19, 2005
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MULTI-HEDGE STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Multi-Hedge Strategies Fund (the "Fund") seeks
long-term capital appreciation with less risk than traditional equity funds.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 993% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	993.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues multiple investment styles or
mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies - Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and
leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the
Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.
The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and corporate debt. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered Non-Diversification and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
(quarter ended 9/30/2010) 4.49%   (quarter ended 12/31/2008) -10.61%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.61%)
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expenses	rr_Component3OtherExpensesOverAssets	1.98%
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	814
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,506
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,095
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.72%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expenses	rr_Component3OtherExpensesOverAssets	2.09%
Other Expenses	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	540
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,329
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,229
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,526
Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000899148_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	440
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000899148_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	1,329
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000899148_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	2,229
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000899148_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	4,526
Annual Return 2006	rr_AnnualReturn2006	5.76%
Annual Return 2007	rr_AnnualReturn2007	3.22%
Annual Return 2008	rr_AnnualReturn2008	(18.85%)
Annual Return 2009	rr_AnnualReturn2009	(3.35%)
Annual Return 2010	rr_AnnualReturn2010	4.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005

[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns reflect no deduction for fees, expenses or taxes.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund
COMMODITIES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Commodities Strategy Fund (the "Fund") seeks to
provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund's current benchmark is the
S&P GSCI(TM) Commodity Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Commodities Strategy Fund	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Commodities Strategy Fund		A	C
Management Fees of the Fund and Subsidiary		0.84%	0.84%
Distribution (12b-1) and Shareholder Service Fees		0.25%	1.00%
Other Expenses of the Fund		0.53%	0.52%
Other Expenses of the Subsidiary		0.03%	0.03%
Other Expenses		0.56%	0.55%
Total Annual Fund Operating Expenses		1.65%	2.39%
Fee Waiver	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver		1.56%	2.30%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Commodities Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	626	944	1,285	2,243
C	333	718	1,230	2,636

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Commodities Strategy Fund C	233	718	1,230	2,636

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 200% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks exposure to the performance of
the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Industry and Energy Sector Concentration Risk - The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

The performance information shown below for the C-Class Shares is based on a calendar year.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2008) 27.43%   (quarter ended 12/31/2008) -47.70%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Commodities Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A-CLASS Return Before Taxes	0.64%	(8.86%)	(6.14%)	May 25, 2005
A After Taxes on Distributions	A-CLASS Return After Taxes on Distributions	0.64%	(9.25%)	(6.49%)	May 25, 2005
A After Taxes on Distributions and Sales	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares	0.42%	(7.51%)	(5.29%)	May 25, 2005
C	C-CLASS Return Before Taxes	3.94%	(8.65%)	(6.02%)	May 25, 2005
C After Taxes on Distributions	C-CLASS Return After Taxes on Distributions	3.94%	(9.04%)	(6.38%)	May 25, 2005
C After Taxes on Distributions and Sales	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares	2.56%	(7.35%)	(5.20%)	May 25, 2005
S&P GSCI(TM) Commodity Index	S&P GSCI(TM) Commodity Index (reflects no deduction for fees, expenses or taxes)	9.00%	(5.69%)	(2.69%)	May 25, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	COMMODITIES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Commodities Strategy Fund (the "Fund") seeks to
provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund's current benchmark is the
S&P GSCI(TM) Commodity Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or
agree to invest in the future, at least  $100,000 in certain Rydex|SGI Funds.
More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 42 of the
Prospectus and in the "A-Class Shares - Initial Sales Charges, Reductions, and
Waivers" section beginning on page 60 of the Fund's Statement of Additional
Information (the "SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 200% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	200.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain Rydex|SGI Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks exposure to the performance of
the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Industry and Energy Sector Concentration Risk - The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the C-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
C-Class Shares of the Fund from year to year.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The figures in the bar chart do not reflect sales charges. If they did, returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2008) 27.43%   (quarter ended 12/31/2008) -47.70%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.70%)
Commodities Strategy Fund | S&P GSCI(TM) Commodity Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P GSCI(TM) Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.52%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,636
Annual Return 2006	rr_AnnualReturn2006	(18.70%)
Annual Return 2007	rr_AnnualReturn2007	30.61%
Annual Return 2008	rr_AnnualReturn2008	(46.29%)
Annual Return 2009	rr_AnnualReturn2009	6.30%
Annual Return 2010	rr_AnnualReturn2010	4.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund
LONG/SHORT COMMODITIES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Long/Short Commodities Strategy Fund H-Class
Management Fees of the Fund and Subsidiary		1.06%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses of the Fund		0.73%
Other Expenses of the Subsidiary		0.03%
Other Expenses		0.76%
Total Annual Fund Operating Expenses		2.07%
Fee Waiver	[1]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver		1.91%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Long/Short Commodities Strategy Fund H-Class	194	600	1,032	2,233

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCISM Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defens ive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2010) 12.70%   (quarter ended 6/30/2010) -10.85%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Long/Short Commodities Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class	H-CLASS Return Before Taxes	15.51%	7.23%	Jun 25, 2009
H-Class After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	12.57%	5.42%	Jun 25, 2009
H-Class After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	10.02%	5.08%	Jun 25, 2009
JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	20.34%	13.02%	Jun 25, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG/SHORT COMMODITIES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCISM Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defens ive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2010) 12.70%   (quarter ended 6/30/2010) -10.85%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund | H-Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.85%)
Long/Short Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | H-Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.73%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Annual Return 2010	rr_AnnualReturn2010	15.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | H-Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | H-Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund
MANAGED FUTURES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managed Futures Strategy Fund H-Class Shares
Management Fees of the Fund and Subsidiary		0.97%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses of the Fund		0.81%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.82%
Total Annual Fund Operating Expenses		2.04%
Fee Waiver	[1]	0.07%
Total Operating Expenses After Fee Waiver		1.97%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managed Futures Strategy Fund H-Class Shares	200	618	1,062	2,296

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the
Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund
paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.21%   (quarter ended 9/30/2008) -6.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Managed Futures Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H-Class Shares	H-CLASS Return Before Taxes	(3.84%)	1.79%	Mar 2, 2007
H-Class Shares After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	(3.84%)	1.52%	Mar 2, 2007
H-Class Shares After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	(2.50%)	1.42%	Mar 2, 2007
S&P Diversified Trends Indicator	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)	(2.82%)	2.28%	Mar 2, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGED FUTURES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the
Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund
paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.21%   (quarter ended 9/30/2008) -6.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.51%)
Managed Futures Strategy Fund | S&P Diversified Trends Indicator
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.81%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Annual Return 2008	rr_AnnualReturn2008	8.53%
Annual Return 2009	rr_AnnualReturn2009	(4.25%)
Annual Return 2010	rr_AnnualReturn2010	(3.84%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | H-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | H-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund
MULTI-HEDGE STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Multi-Hedge Strategies Fund (the "Fund") seeks
long-term capital appreciation with less risk than traditional equity funds.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Multi-Hedge Strategies Fund H
Management Fees of the Fund and Subsidiary		1.30%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses of the Fund		none
Other Expenses of the Subsidiary		0.02%
Short Dividend Expenses		2.12%
Other Expenses		2.14%
Acquired Fund Fees and Expenses		0.13%
Total Annual Fund Operating Expenses		3.82%
Fee Waiver	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		3.67%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Multi-Hedge Strategies Fund H	369	1,123	1,897	3,924

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 993% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund pursues multiple investment styles or
mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies - Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and
leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and
Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the
Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.
The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and corporate debt. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                         Lowest Quarter Return
  (quarter ended 9/30/2010) 4.72%   (quarter ended 12/31/2008) -10.44%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Multi-Hedge Strategies Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H	H-CLASS Return Before Taxes		5.30%	(1.45%)	(1.40%)	Sep 19, 2005
H After Taxes on Distributions	H-CLASS Return After Taxes on Distributions		5.30%	(1.86%)	(1.81%)	Sep 19, 2005
H After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares		3.44%	(1.43%)	(1.38%)	Sep 19, 2005
HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	5.19%	0.84%	1.10%	Sep 19, 2005
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MULTI-HEDGE STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Multi-Hedge Strategies Fund (the "Fund") seeks
long-term capital appreciation with less risk than traditional equity funds.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 993% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	993.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues multiple investment styles or
mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies - Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and
leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and
Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the
Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.
The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and corporate debt. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
  (quarter ended 9/30/2010) 4.72%   (quarter ended 12/31/2008) -10.44%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund | H
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.44%)
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | H
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expenses	rr_Component3OtherExpensesOverAssets	2.12%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	369
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,123
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,897
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,924
Annual Return 2006	rr_AnnualReturn2006	6.60%
Annual Return 2007	rr_AnnualReturn2007	4.00%
Annual Return 2008	rr_AnnualReturn2008	(18.20%)
Annual Return 2009	rr_AnnualReturn2009	(2.65%)
Annual Return 2010	rr_AnnualReturn2010	5.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | H | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | H | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005

[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns reflect no deduction for fees, expenses or taxes.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Commodities Strategy Fund (Second Prospectus Summary) | Commodities Strategy Fund
COMMODITIES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Commodities Strategy Fund (the "Fund") seeks to
provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund's current benchmark is the
S&P GSCI(TM) Commodity Index (the "underlying index").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commodities Strategy Fund H
Management Fees of the Fund and Subsidiary		0.84%
Distribution (12b-1) and/or Shareholder Service Fees		0.25%
Other Expenses of the Fund		0.53%
Other Expenses of the Subsidiary		0.03%
Other Expenses		0.56%
Total Annual Fund Operating Expenses		1.65%
Fee Waiver	[1]	0.09%
Total Annual Fund Operating Expenses After Fee Waiver		1.56%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Commodities Strategy Fund H	159	493	850	1,856

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 200% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks exposure to the performance of
the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Industry and Energy Sector Concentration Risk - The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2008) 27.67%   (quarter ended 12/31/2008) -47.60%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Commodities Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
H	H-CLASS Return Before Taxes	5.74%	(7.96%)	(5.30%)	May 25, 2005
H After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	5.74%	(8.35%)	(5.66%)	May 25, 2005
H After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	3.73%	(6.80%)	(4.62%)	May 25, 2005
S&P GSCI(TM) Commodity Index	S&P GSCI(TM) Commodity Index (reflects no deduction for fees, expenses or taxes)	9.00%	(5.69%)	(2.69%)	May 25, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Commodities Strategy Fund (Second Prospectus Summary) | Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	COMMODITIES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Commodities Strategy Fund (the "Fund") seeks to
provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund's current benchmark is the
S&P GSCI(TM) Commodity Index (the "underlying index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 200% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	200.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks exposure to the performance of
the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S.
financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Industry and Energy Sector Concentration Risk - The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
H-Class Shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 6/30/2008) 27.67%   (quarter ended 12/31/2008) -47.60%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Commodities Strategy Fund (Second Prospectus Summary) | Commodities Strategy Fund | H
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.60%)
Commodities Strategy Fund | S&P GSCI(TM) Commodity Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P GSCI(TM) Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | H
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Annual Return 2006	rr_AnnualReturn2006	(18.11%)
Annual Return 2007	rr_AnnualReturn2007	31.59%
Annual Return 2008	rr_AnnualReturn2008	(45.87%)
Annual Return 2009	rr_AnnualReturn2009	7.09%
Annual Return 2010	rr_AnnualReturn2010	5.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.96%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | H | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005
Commodities Strategy Fund | H | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.62%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2005

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Long/Short Commodities Strategy Fund (Third Prospectus Summary) | Long/Short Commodities Strategy Fund
LONG/SHORT COMMODITIES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Long/Short Commodities Strategy Fund Institutional Class Shares
Management Fees of the Fund and Subsidiary		1.08%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses of the Fund		0.77%
Other Expenses of the Subsidiary		0.03%
Other Expenses		0.80%
Total Annual Fund Operating Expenses		1.88%
Fee Waiver	[1]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver		1.70%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Long/Short Commodities Strategy Fund Institutional Class Shares	173	536	923	2,009

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCItm Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The Fund's Institutional Class Shares commenced
operations on May 3, 2010 and do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this Prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional
Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2010) 12.70%   (quarter ended 6/30/2010) -10.85%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Long/Short Commodities Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	H-CLASS Return Before Taxes	15.51%	7.23%	Jun 25, 2009
Institutional Class Shares After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	12.57%	5.42%	Jun 25, 2009
Institutional Class Shares After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	10.02%	5.08%	Jun 25, 2009
JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	20.34%	13.02%	Jun 25, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Long/Short Commodities Strategy Fund (Third Prospectus Summary) | Long/Short Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG/SHORT COMMODITIES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCItm Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's Institutional Class Shares commenced
operations on May 3, 2010 and do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this Prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional
Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund's Institutional Class Shares commenced operations on May 3, 2010 and do not have an operating history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2010) 12.70%   (quarter ended 6/30/2010) -10.85%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Long/Short Commodities Strategy Fund (Third Prospectus Summary) | Long/Short Commodities Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.85%)
Long/Short Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.08%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.77%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Annual Return 2010	rr_AnnualReturn2010	15.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Managed Futures Strategy Fund (Third Prospectus Summary) | Managed Futures Strategy Fund
MANAGED FUTURES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managed Futures Strategy Fund Institutional Class Shares
Management Fees of the Fund and Subsidiary		0.96%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses of the Fund		0.81%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.78%
Fee Waiver	[1]	0.06%
Total Operating Expenses After Fee Waiver		1.72%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managed Futures Strategy Fund Institutional Class Shares	175	542	933	2,030

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
The Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the
Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund
paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The Fund's Institutional Class Shares commenced
operations on May 3, 2010 and do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this Prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional
Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.21%   (quarter ended 9/30/2008) -6.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Managed Futures Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	H-CLASS Return Before Taxes	(3.84%)	1.79%	Mar 2, 2007
Institutional Class Shares After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	(3.84%)	1.52%	Mar 2, 2007
Institutional Class Shares After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	(2.50%)	1.42%	Mar 2, 2007
S&P Diversified Trends Indicator	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)	(2.82%)	2.28%	Mar 2, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managed Futures Strategy Fund (Third Prospectus Summary) | Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGED FUTURES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
The Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the
Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund
paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's Institutional Class Shares commenced
operations on May 3, 2010 and do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this Prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional
Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund's Institutional Class Shares commenced operations on May 3, 2010 and do not have an operating history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.21%   (quarter ended 9/30/2008) -6.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Managed Futures Strategy Fund (Third Prospectus Summary) | Managed Futures Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.51%)
Managed Futures Strategy Fund | S&P Diversified Trends Indicator
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.81%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2008	rr_AnnualReturn2008	8.53%
Annual Return 2009	rr_AnnualReturn2009	(4.25%)
Annual Return 2010	rr_AnnualReturn2010	(3.84%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Multi-Hedge Strategies Fund (Third Prospectus Summary) | Multi-Hedge Strategies Fund
MULTI-HEDGE STRATEGIES FUND
INVESTMENT OBJECTIVE -
The Multi-Hedge Strategies Fund (the "Fund") seeks
long-term capital appreciation with less risk than traditional equity funds.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Multi-Hedge Strategies Fund Institutional Class Shares
Management Fees of the Fund and Subsidiary		1.30%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses of the Fund		none
Other Expenses of the Subsidiary		0.02%
Short Dividend Expenses		3.81%
Other Expenses		3.83%
Acquired Fund Fees and Expenses		0.13%
Total Annual Fund Operating Expenses		5.26%
Fee Waiver	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver		5.11%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Multi-Hedge Strategies Fund Institutional Class Shares	511	1,530	2,548	5,082

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 993% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund pursues multiple investment styles or
mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies - Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and
leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the
Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.
The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and corporate debt. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The Fund's Institutional Class Shares commenced
operations on May 3, 2010 and do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this Prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional
Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                         Lowest Quarter Return
 (quarter ended 9/30/2010) 4.72%   (quarter ended 12/31/2008) -10.44%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Multi-Hedge Strategies Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	H-CLASS Return Before Taxes		5.30%	(1.45%)	(1.40%)	Sep 19, 2005
Institutional Class Shares After Taxes on Distributions	H-CLASS Return After Taxes on Distributions		5.30%	(1.86%)	(1.81%)	Sep 19, 2005
Institutional Class Shares After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares		3.44%	(1.43%)	(1.38%)	Sep 19, 2005
HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	5.19%	0.84%	1.10%	Sep 19, 2005
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Multi-Hedge Strategies Fund (Third Prospectus Summary) | Multi-Hedge Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MULTI-HEDGE STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Multi-Hedge Strategies Fund (the "Fund") seeks
long-term capital appreciation with less risk than traditional equity funds.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 993% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	993.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues multiple investment styles or
mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies - Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and
leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the
Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.
The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds ("ETFs"), and corporate debt. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, which that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's Institutional Class Shares commenced
operations on May 3, 2010 and do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this Prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional
Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund's Institutional Class Shares commenced operations on May 3, 2010 and do not have an operating history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                         Lowest Quarter Return
 (quarter ended 9/30/2010) 4.72%   (quarter ended 12/31/2008) -10.44%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Hedge Strategies Fund (Third Prospectus Summary) | Multi-Hedge Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.44%)
Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expenses	rr_Component3OtherExpensesOverAssets	3.81%
Other Expenses	rr_OtherExpensesOverAssets	3.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	511
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,548
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,082
Annual Return 2006	rr_AnnualReturn2006	6.60%
Annual Return 2007	rr_AnnualReturn2007	4.00%
Annual Return 2008	rr_AnnualReturn2008	(18.20%)
Annual Return 2009	rr_AnnualReturn2009	(2.65%)
Annual Return 2010	rr_AnnualReturn2010	5.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005
Multi-Hedge Strategies Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2005

[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns reflect no deduction for fees, expenses or taxes.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Long/Short Commodities Strategy Fund (Fourth Prospectus Summary) | Long/Short Commodities Strategy Fund
LONG/SHORT COMMODITIES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold Y-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Long/Short Commodities Strategy Fund Y-Class Shares
Management Fees of the Fund and Subsidiary		1.06%
Distribution or Shareholder Service (12b-1) Fees		none
Other Expenses of the Fund		0.70%
Other Expenses of the Subsidiary		0.03%
Other Expenses		0.73%
Total Annual Fund Operating Expenses		1.79%
Fee Waiver	[1]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver		1.63%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Long/Short Commodities Strategy Fund Y-Class Shares	166	514	887	1,933

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCItm Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
 The Fund's Y-Class Shares commenced operations on
March 29, 2010, and thus, do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Y-Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Y-Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher.
The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2010) 12.70%   (quarter ended 6/30/2010) -10.85%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Long/Short Commodities Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Y-Class Shares	H-CLASS Return Before Taxes	15.51%	7.23%	Jun 25, 2009
Y-Class Shares After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	12.57%	5.42%	Jun 25, 2009
Y-Class Shares After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	10.02%	5.08%	Jun 25, 2009
JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)	20.34%	13.02%	Jun 25, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Long/Short Commodities Strategy Fund (Fourth Prospectus Summary) | Long/Short Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG/SHORT COMMODITIES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Commodities Strategy Fund (the "Fund")
seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan
Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return
Index (the "underlying index" or the "C-IGAR Sigma").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold Y-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the underlying index from its investment in futures contracts and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCItm Excess Return Index (Aluminum, Brent Crude, Copper,
Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans,
Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, swap agreements, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets, commodity options, futures and options on futures, and common stock. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The
Fund also intends to enter into short sales and invest in short positions of certain investments to track the underlying index. On certain occasions, the
Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes (ETNs) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Industry Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
 The Fund's Y-Class Shares commenced operations on
March 29, 2010, and thus, do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Y-Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Y-Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher.
The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                          Lowest Quarter Return
 (quarter ended 12/31/2010) 12.70%   (quarter ended 6/30/2010) -10.85%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Long/Short Commodities Strategy Fund (Fourth Prospectus Summary) | Long/Short Commodities Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.85%)
Long/Short Commodities Strategy Fund | JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.06%
Distribution or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.70%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Annual Return 2010	rr_AnnualReturn2010	15.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | Y-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Long/Short Commodities Strategy Fund | Y-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

Managed Futures Strategy Fund (Fourth Prospectus Summary) | Managed Futures Strategy Fund
MANAGED FUTURES STRATEGY FUND
INVESTMENT OBJECTIVE -
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that
you may pay if you buy and hold Y-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managed Futures Strategy Fund Y-Class Shares
Management Fees of the Fund and Subsidiary		0.96%
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses of the Fund		0.76%
Other Expenses of the Subsidiary		0.01%
Other Expenses		0.77%
Total Annual Fund Operating Expenses		1.73%
Fee Waiver	[1]	0.06%
Total Operating Expenses After Fee Waiver		1.67%
[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managed Futures Strategy Fund Y-Class Shares	170	526	907	1,976

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
The Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the
Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund
paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The Fund's Y-Class Shares commenced operations on
March 29, 2010, and thus, do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Y-Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Y-Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher.
The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

The performance information shown below for the H-Class Shares is based on a calendar year.

Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.21%   (quarter ended 9/30/2008) -6.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Managed Futures Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Y-Class Shares	H-CLASS Return Before Taxes	(3.84%)	1.79%	Mar 2, 2007
Y-Class Shares After Taxes on Distributions	H-CLASS Return After Taxes on Distributions	(3.84%)	1.52%	Mar 2, 2007
Y-Class Shares After Taxes on Distributions and Sales	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares	(2.50%)	1.42%	Mar 2, 2007
S&P Diversified Trends Indicator	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)	(2.82%)	2.28%	Mar 2, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managed Futures Strategy Fund (Fourth Prospectus Summary) | Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGED FUTURES STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managed Futures Strategy Fund (the "Fund") seeks to
provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified
Trends Indicator® (the "benchmark" or the "S&P DTI").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold Y-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will derive substantially all of its
exposure to the benchmark from its investment in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts included in the benchmark are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, commodity, currency, and financial-linked swap agreements, commodity options, futures and options on futures, and common stock. The Fund typically repositions its portfolio holdings following each month-end; however, if during the month there is a reversal of the moving averages trend that the Advisor deems to be significant, the Fund may execute trades intra month to move to a flat, long or short position (except for the energy sector which will not take a short position). Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market.
The Fund also intends to enter into short sales and invest in short positions of certain investments to track the benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. To the extent the
Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

The Fund is not designed for active investors and is intended for long-term investors only.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Sector Concentration Risk - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in the energy and/or precious metals sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy and precious metals sector companies also may fluctuate widely in response to such events.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in the Subsidiary Risk - The Subsidiary is not registered under the
Investment Company Act of 1940 and is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an
investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the
Subsidiary, respectively, are organized, could result in the inability of the
Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk - Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Leveraging Risk - The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio.
The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund
paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tax Risk - The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which invests in commodity-linked derivative instruments. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's Y-Class Shares commenced operations on
March 29, 2010, and thus, do not have an operating history for a full calendar year. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Y-Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Y-Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher.
The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the
H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund's Y-Class Shares commenced operations on March 29, 2010, and thus, do not have an operating history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below for the H-Class Shares is based on a calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return                        Lowest Quarter Return
 (quarter ended 12/31/2008) 8.21%   (quarter ended 9/30/2008) -6.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Managed Futures Strategy Fund (Fourth Prospectus Summary) | Managed Futures Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.51%)
Managed Futures Strategy Fund | S&P Diversified Trends Indicator
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Diversified Trends Indicator® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.76%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Annual Return 2008	rr_AnnualReturn2008	8.53%
Annual Return 2009	rr_AnnualReturn2009	(4.25%)
Annual Return 2010	rr_AnnualReturn2010	(3.84%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Y-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Managed Futures Strategy Fund | Y-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	H-CLASS Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007

[1]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue through April 30, 2012.